Operating Leases (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Right of use of assets, beginning balance	$ 1,735,346	$ 0
Adoption of IFRS 16		1,974,759
Effect of foreign exchange rate changes	11,428	(3,826)
Amortization	(421,984)	(235,587)
Additions	3,330,947
Disposal - ROU asset	(466,839)
Disposal - Accumulated amortization on ROU asset	339,519
Impairment of ROU asset	(1,276,779)
Right of use of assets, Ending balance	$ 3,251,638	$ 1,735,346